Segment Information - Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes [Line Items]
Marketing expenses	R$ (242,651)	R$ (98,277)	R$ (422,018)	R$ (252,514)
Depreciation and amortization	(118,626)	(107,145)	(237,004)	(210,837)
Other expenses	(292,679)	(325,217)	(630,313)	(585,539)
Other income	45,177	26,139	89,664	48,889
Profit before income taxes	268,398	106,058	490,112	182,674
Reconciliation from segment adjusted gross profit to profit before income taxes [Member]
Schedule of Reconciliation from Segment Adjusted Gross profit to Profit Before Income Taxes [Line Items]
Adjusted gross profit - Total reportable segments	1,246,230	844,806	2,342,262	1,604,164
Technology expenses	(181,980)	(125,098)	(344,442)	(238,000)
Marketing expenses	(242,651)	(98,277)	(422,018)	(252,514)
Personnel expenses	(292,679)	(325,217)	(630,313)	(585,539)
Administrative expenses	(166,599)	(98,900)	(277,689)	(162,014)
Depreciation and amortization	(118,626)	(107,145)	(237,004)	(210,837)
Other expenses	(20,474)	(10,250)	(30,347)	(21,475)
Other income	45,177	26,139	89,664	48,889
Profit before income taxes	R$ 268,398	R$ 106,058	R$ 490,113	R$ 182,674